Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of minimum rental payment on termination

	2022	2021

Lease liability – minimum lease payments:
Up to 1 year	490	895
1 - 5 years	1,766	2,807
Over 5 years	1,781	2,416
Present value of finance lease agreements	4,037	6,118

Future financing charges	3,038	2,983
Gross amount of finance lease agreements	7,075	9,101

Schedule of contingent lease payments

At December 31, 2021	6,118
Additions	433
Remeasurement	736
Accrued interest	606
Payments	(1,378)
Anticipated lease contract termination	(278)
Exchange rate changes	(391)
Liabilities on Non-Current Assets for Sale or distribution	(1,809)
At December 31, 2022	4,037

Current	490
Non-current	3,547

At December 31, 2020	8,374
Additions	239
Remeasurement (*)	(417)
Accrued interest	739
Payments	(1,523)
Anticipated lease contract termination	(1,022)
Exchange rate changes	(210)
Liabilities on Non-Current Assets for Sale	(62)
At December 31, 2021	6,118

Current	895
Non-current	5,223

(*)	(R$1,170) is related to the remeasurement of the leasing liability of the 50 stores delivered to Sendas in 2022 and the remaining amount is related to the monetary restatement of the rental contracts.

Schedule of lease expenses

	2022	2021	2020
Expenses (income) for the year:
Variable (0.1% to 4.5% of sales)	61	55	40
Sublease rentals (*)	(135)	(241)	(196)
(*)	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.